Current and deferred tax - Summary of Reconciliation of Benefit (Expenses) of Income Tax and Social Contribution (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Benefit (Expenses) Of Income Tax And Social Contribution [Line Items]
Profit (Loss) before income tax	$ (69,986)	$ 3,463	$ (3,693)
Tax at the Brazilian tax rate of 34%	23,795	(1,177)	1,256
Technological innovation incentive law (Lei do bem)		661	70
Restricted stock units	451
Equity result	(1,232)	1,122	(70)
Difference to presumed tax regime	(1,047)	(317)
Stock-option	(87)	(598)	(245)
Unrecognized deferred tax assets	(8,438)	(1,753)	(820)
Tax rate reconciliation	(3,945)	(1,050)	(859)
Other net differences	(25)	(1,176)	(21)
Income tax and social contribution for the year	$ 9,472	$ (4,288)	$ (883)
Effective rate	(13.53%)	(123.82%)	23.91%